Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
NET INCOME	¥ 3,396,753	¥ 4,683,632	¥ 5,317,347
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	243,538	419,557	90,014
Unrealized holding gain on securities	61,590	988,139	256,521
Defined benefit pension plans	(83,000)	41,115	(59,252)
TOTAL COMPREHENSIVE INCOME	3,618,881	6,132,443	5,604,630
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(70,937)	(241,251)	(16,673)
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 3,547,944	¥ 5,891,192	¥ 5,587,957